Notes Payable - Schedule of Outstanding Debt (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total debt	$ 1,132,864	$ 1,415,265
Past Due [Member]
Total debt		182,458
3/31/2020 [Member]
Total debt		487,496
6/30/2020 [Member]
Total debt		303,747
9/30/2020 [Member]
Total debt		113,004
12/31/2020 [Member]
Total debt		13,265
03/31/2021 [Member]
Total debt		88,533
Thereafter [Member]
Total debt		$ 226,762